Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended May 31, 20254, originally filed with the Securities and Exchange Commission on August 8, 2025 (Accession Number 0001580642-24-003419). The purpose of this amendment is to remove “Unaudited” from page 120 of the Annual Financial Statements and Additional Information in the Notes Financial Statements that inadvertently included in the original filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000258541
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Class I
Trading Symbol	DRISX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59Footnote Reference*	1.05%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,516,865
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,367,040
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$194,516,865 Number of Portfolio Holdings77 Advisory Fee $1,367,040 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Short-Term Investments	1.7%
Health Care	5.6%
Consumer Discretionary	6.2%
Utilities	6.3%
Real Estate	6.8%
Materials	8.1%
Energy	8.1%
Technology	15.2%
Industrials	15.5%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	2.9%
International Bancshares Corp.	2.5%
Cousins Properties, Inc.	2.4%
Pathward Financial Group, Inc.	2.4%
StoneX Group, Inc.	2.3%
OFG Bancorp	2.2%
Whitecap Resources, Inc.	2.0%
Cathay General Bancorp	1.9%
Penguin Solutions, Inc.	1.8%
First American Government Obligations Fund, Class X	1.7%

C000258542
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	DRSVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73Footnote Reference*	1.30%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,516,865
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,367,040
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$194,516,865 Number of Portfolio Holdings77 Advisory Fee $1,367,040 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Short-Term Investments	1.7%
Health Care	5.6%
Consumer Discretionary	6.2%
Utilities	6.3%
Real Estate	6.8%
Materials	8.1%
Energy	8.1%
Technology	15.2%
Industrials	15.5%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	2.9%
International Bancshares Corp.	2.5%
Cousins Properties, Inc.	2.4%
Pathward Financial Group, Inc.	2.4%
StoneX Group, Inc.	2.3%
OFG Bancorp	2.2%
Whitecap Resources, Inc.	2.0%
Cathay General Bancorp	1.9%
Penguin Solutions, Inc.	1.8%
First American Government Obligations Fund, Class X	1.7%

C000222264
Shareholder Report [Line Items]
Fund Name	North Square Altrinsic International Equity Fund
Class Name	Class I
Trading Symbol	NSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of November 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings-2/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60Footnote Reference*	0.98%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,811,561
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 427,133
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,811,561
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$427,133
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	1.6%
Communications	1.6%
Short-Term Investments	2.9%
Materials	3.1%
Energy	3.1%
Technology	8.0%
Consumer Discretionary	8.8%
Health Care	10.0%
Industrials	11.7%
Consumer Staples	12.8%
Financials	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chubb Ltd.	3.6%
Everest Re Group, Ltd.	3.1%
KB Financial Group, Inc.	2.4%
Aon PLC - Class A	2.4%
Sony Group Corp.	2.4%
Bureau Veritas SA	2.3%
Heineken N.V.	2.3%
GSK PLC	2.2%
Sanofi	2.2%
Suzuki Motor Corp.	2.2%

C000224843
Shareholder Report [Line Items]
Fund Name	North Square Core Plus Bond Fund
Class Name	Class I
Trading Symbol	STTIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Core Plus Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index	HFRX Absolute Return Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,946	$10,299	$10,039
May-2017	$10,694	$10,462	$10,205
May-2018	$10,617	$10,423	$10,505
May-2019	$10,203	$11,090	$10,459
May-2020	$10,753	$12,134	$10,533
May-2021	$11,826	$12,085	$11,320
May-2022	$11,189	$11,091	$11,345
May-2023	$10,567	$10,854	$11,379
May-2024	$10,601	$10,995	$12,012
May-2025	$11,436	$11,596	$12,618

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Core Plus Bond Fund - Class I	7.88%	1.24%	1.35%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
HFRX Absolute Return Index	5.05%	3.68%	2.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,373,464
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,373,464 Number of Portfolio Holdings256 Advisory Fee (net of waivers)$0 Portfolio Turnover224%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	0.2%
Supranational	0.4%
Purchased Options	0.5%
Short-Term Investments	0.8%
Health Care	1.1%
Technology	1.4%
Consumer Staples	2.4%
Industrials	2.7%
Consumer Discretionary	2.9%
Materials	3.3%
Communications	4.2%
Energy	5.1%
Utilities	5.3%
U.S. Government & Agencies	11.9%
Asset Backed Securities	13.4%
Financials	14.9%
Mortgage Backed Securities	28.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal National Mortgage Association	1.7%
United States Treasury Note/Bond	1.6%
United States Treasury Note/Bond	1.6%
United States Treasury Note/Bond	1.5%
United States Treasury Note/Bond	1.4%
United States Treasury Note/Bond	1.3%
Ginnie Mae II Pool	1.3%
United States Treasury Note/Bond	1.2%
Fannie Mae Pool	1.1%
United States Treasury Note/Bond	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund’s prospectus dated September 27, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/

Effective September 27, 2024, the Fund changed its name from the North Square Trilogy Alternative Return Fund to the North Square Core Plus Bond Fund. The Fund also changed: (i) its investment objective to seek high current income and long-term capital appreciation; (ii) its principal investment strategies and principal risks to reflect the Fund's principal investments in fixed income investments; and (iii) its sub-advisers to CSM Advisors, LLC and Red Cedar Investment Management, LLC. In addition, effective September 27, 2024, the Fund converted Class A and Class C shares into Class I shares.

C000205678
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class A
Trading Symbol	ORSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings-2/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Dynamic Small Cap Fund - Class A	Russell 2000® Index	Russell 3000® Index
May-2023	$9,423	$10,000	$10,000
May-2023	$9,331	$9,906	$10,042
May-2024	$12,305	$11,899	$12,811
May-2025	$12,288	$12,040	$14,492

Average Annual Return [Table Text Block]
	1 Year	Since Inception (May 1, 2023)
North Square Dynamic Small Cap Fund - Class A
Without Load	-0.14%	13.60%
With Load*	-5.90%	10.40%
Russell 2000® Index	1.19%	9.33%
Russell 3000® Index	13.12%	19.50%

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 486,384,942
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,871,917
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$486,384,942 Number of Portfolio Holdings243 Advisory Fee (net of waivers)$2,871,917 Portfolio Turnover168%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.6%
Communications	0.8%
Utilities	3.0%
Materials	4.0%
Real Estate	6.4%
Energy	6.5%
Consumer Staples	6.8%
Health Care	13.0%
Technology	13.3%
Consumer Discretionary	13.8%
Financials	13.8%
Industrials	17.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	1.7%
Mueller Industries, Inc.	1.6%
Carpenter Technology Corp.	1.6%
Adtalem Global Education, Inc.	1.4%
Primoris Services Corp.	1.3%
Sprouts Farmers Market, Inc.	1.3%
Axos Financial, Inc.	1.2%
NEXTracker, Inc., Class A	1.2%
Portland General Electric Co.	1.2%
SkyWest, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured since June 1, 2024.
C000205677
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class I
Trading Symbol	ORSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings-2/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Dynamic Small Cap Fund - Class I	Russell 2000® Index	Russell 3000® Index
May-2015	$999,987	$1,000,000	$1,000,000
May-2016	$927,240	$940,273	$1,002,233
May-2017	$1,124,630	$1,131,726	$1,179,539
May-2018	$1,415,166	$1,366,724	$1,357,195
May-2019	$1,296,042	$1,243,104	$1,391,074
May-2020	$1,290,320	$1,200,356	$1,550,539
May-2021	$2,094,937	$1,975,361	$2,231,406
May-2022	$1,876,861	$1,641,226	$2,149,203
May-2023	$1,891,075	$1,564,427	$2,192,933
May-2024	$2,498,822	$1,879,112	$2,797,809
May-2025	$2,502,393	$1,901,386	$3,164,835

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	0.14%	14.16%	9.60%
Russell 2000® Index	1.19%	9.64%	6.64%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 486,384,942
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,871,917
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$486,384,942 Number of Portfolio Holdings243 Advisory Fee (net of waivers)$2,871,917 Portfolio Turnover168%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.6%
Communications	0.8%
Utilities	3.0%
Materials	4.0%
Real Estate	6.4%
Energy	6.5%
Consumer Staples	6.8%
Health Care	13.0%
Technology	13.3%
Consumer Discretionary	13.8%
Financials	13.8%
Industrials	17.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	1.7%
Mueller Industries, Inc.	1.6%
Carpenter Technology Corp.	1.6%
Adtalem Global Education, Inc.	1.4%
Primoris Services Corp.	1.3%
Sprouts Farmers Market, Inc.	1.3%
Axos Financial, Inc.	1.2%
NEXTracker, Inc., Class A	1.2%
Portland General Electric Co.	1.2%
SkyWest, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured since June 1, 2024.
C000250358
Shareholder Report [Line Items]
Fund Name	North Square Kennedy MicroCap Fund
Class Name	Class I
Trading Symbol	NKMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Kennedy MicroCap Fund (the "Fund") for the period of June 10, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings-2/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,779,995
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 66,181
InvestmentCompanyPortfolioTurnover	67.00%
C000222265
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class I
Trading Symbol	NMKYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28Footnote Reference*	0.47%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The North Square McKee Bond Fund for the seven-month period ending May 31, 2025, underperformed the Bloomberg US Aggregate Bond Index's return. Consistent with our investment philosophy and long-term results, excess returns mainly came from active security selection, though yield curve positioning and sector allocation detracted from performance.

Leading contributors to performance included security selection in the corporate sector, adding 5 bps. Incremental value was also gained from managing the agency sector, contributing an additional 7 bps. Mortgage selection produced 4 bps of return.

The 9% overweight in the mortgage sector cost the portfolio 4 bps, while the overweight in agency debentures was a 3 bps drag. The combined performance impact from duration and yield curve management totaled -11 bps. The April 2nd tariff announcement drove market volatility significantly higher, penalizing the performance of all spread sectors versus equal maturity Treasuries. Investment-grade corporate yield spreads continued to recover from the tariff-induced under performance versus Treasuries, leaving agency debenture and mortgage securities as our only active overweight as of May 31st.

The inflation rate has yet to show any material impact from changes in trade/tariff policy, though we expect to see increasing upward pressure in the coming months.  Given the pace of negotiations and questions surrounding the consumer’s share of price hikes, inflation should remain above the Fed’s target into next year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square McKee Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
May-2021	$50,000	$50,000
May-2021	$50,152	$50,331
May-2022	$46,639	$46,193
May-2023	$46,018	$45,203
May-2024	$46,960	$45,793
May-2025	$49,475	$48,293

Average Annual Return [Table Text Block]
	7 Months	Since Inception (May 19, 2021)
North Square McKee Bond Fund- Class I	1.67%	-0.44%
Bloomberg U.S. Aggregate Bond Index	1.84%	-0.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 179,579,237
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 15,393
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$179,579,237 Number of Portfolio Holdings418 Advisory Fee (net of waivers)$15,393 Portfolio Turnover107%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.6%
Short-Term Investments	0.7%
Health Care	0.8%
Consumer Staples	1.6%
Technology	1.8%
Communications	1.8%
Consumer Discretionary	2.6%
Energy	2.7%
Asset Backed Securities	2.8%
Industrials	3.2%
Utilities	3.7%
Financials	12.5%
U.S. Government & Agencies	19.4%
Mortgage Backed Securities	44.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.875%	2.5%
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note/Bond, 3.750%	2.0%
United States Treasury Note/Bond, 4.000%	1.8%
United States Treasury Note/Bond, 4.250%	1.6%
Fannie Mae Pool, 5.000%	1.3%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Note, 3.750%	1.1%

Material Fund Change [Text Block]

Material Fund Changes

The Fund changed its fiscal year end to May 31.
C000222266
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class R6
Trading Symbol	NMKBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16Footnote Reference*	0.28%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The North Square McKee Bond Fund for the seven-month period ending May 31, 2025, underperformed the Bloomberg US Aggregate Bond Index's return. Consistent with our investment philosophy and long-term results, excess returns mainly came from active security selection, though yield curve positioning and sector allocation detracted from performance.

Leading contributors to performance included security selection in the corporate sector, adding 5 bps. Incremental value was also gained from managing the agency sector, contributing an additional 7 bps. Mortgage selection produced 4 bps of return.

The 9% overweight in the mortgage sector cost the portfolio 4 bps, while the overweight in agency debentures was a 3 bps drag. The combined performance impact from duration and yield curve management totaled -11 bps. The April 2nd tariff announcement drove market volatility significantly higher, penalizing the performance of all spread sectors versus equal maturity Treasuries. Investment-grade corporate yield spreads continued to recover from the tariff-induced under performance versus Treasuries, leaving agency debenture and mortgage securities as our only active overweight as of May 31st.

The inflation rate has yet to show any material impact from changes in trade/tariff policy, though we expect to see increasing upward pressure in the coming months.  Given the pace of negotiations and questions surrounding the consumer’s share of price hikes, inflation should remain above the Fed’s target into next year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square McKee Bond Fund - Class R6	Bloomberg U.S. Aggregate Bond Index
Dec-2020	$5,000,000	$5,000,000
May-2021	$4,969,573	$4,894,087
May-2022	$4,630,563	$4,491,687
May-2023	$4,579,187	$4,395,448
May-2024	$4,688,691	$4,452,823
May-2025	$4,943,857	$4,695,913

Average Annual Return [Table Text Block]
	7 Months	Since Inception (December 28, 2020)
North Square McKee Bond Fund - Class R6	1.66%	-0.26%
Bloomberg U.S. Aggregate Bond Index	1.84%	-1.41%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 179,579,237
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 15,393
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$179,579,237 Number of Portfolio Holdings418 Advisory Fee (net of waivers)$15,393 Portfolio Turnover107%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.6%
Short-Term Investments	0.7%
Health Care	0.8%
Consumer Staples	1.6%
Technology	1.8%
Communications	1.8%
Consumer Discretionary	2.6%
Energy	2.7%
Asset Backed Securities	2.8%
Industrials	3.2%
Utilities	3.7%
Financials	12.5%
U.S. Government & Agencies	19.4%
Mortgage Backed Securities	44.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.875%	2.5%
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note/Bond, 3.750%	2.0%
United States Treasury Note/Bond, 4.000%	1.8%
United States Treasury Note/Bond, 4.250%	1.6%
Fannie Mae Pool, 5.000%	1.3%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Note, 3.750%	1.1%

Material Fund Change [Text Block]

Material Fund Changes

The Fund changed its fiscal year end to May 31.
C000205681
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class A
Trading Symbol	ORILX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 37,417,528
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 84,766
InvestmentCompanyPortfolioTurnover	26.00%
C000205683
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class I
Trading Symbol	PORYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 37,417,528
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 84,766
InvestmentCompanyPortfolioTurnover	26.00%
C000205685
Shareholder Report [Line Items]
Fund Name	North Square Preferred and Income Securities Fund
Class Name	Class I
Trading Symbol	ORDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the "Fund") for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings-2/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Preferred and Income Securities Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofAML Fixed Rate Preferred Securities Index
May-2015	$1,000,000	$1,000,000	$1,000,000
May-2016	$970,754	$1,029,949	$1,081,613
May-2017	$1,128,545	$1,046,205	$1,146,295
May-2018	$1,307,865	$1,042,286	$1,167,815
May-2019	$1,398,643	$1,108,998	$1,244,480
May-2020	$1,529,340	$1,213,415	$1,298,281
May-2021	$2,096,259	$1,208,503	$1,427,203
May-2022	$2,065,260	$1,109,138	$1,300,465
May-2023	$2,090,986	$1,085,373	$1,282,471
May-2024	$2,540,785	$1,099,541	$1,413,217
May-2025	$2,762,932	$1,159,567	$1,451,689

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	8.74%	12.56%	10.70%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofAML Fixed Rate Preferred Securities Index	2.72%	2.26%	3.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 321,042,266
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,827,328
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$321,042,266 Number of Portfolio Holdings59 Advisory Fee (net of waivers)$1,827,328 Portfolio Turnover92%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-1.0%
Exchange-Traded Funds	0.8%
Consumer Discretionary	2.3%
Short-Term Investments	3.9%
Communications	4.8%
Energy	10.0%
Utilities	31.9%
Financials	44.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corp. (The), 5.375%, Perpetual	4.0%
First American Treasury Government Obligations Fund, 4.230%,	3.9%
Wells Fargo & Co., 5.875%, Perpetual	3.4%
Capital One Financial Corp, 6.125%, Perpetual	3.4%
Vistra Corp., 8.875%, Perpetual	3.3%
Truist Financial Corp., 4.950%, Perpetual	3.1%
NextEra Energy Capital Holdings, Inc., 6.500%, 06/15/54	2.9%
American Electric Power Co., Inc., 6.950%, 12/15/54	2.8%
Duke Energy Corp., 6.450%, 09/1/54	2.7%
CMS Energy Corp., 4.750%, 06/1/50	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred since June 1, 2024.
C000255877
Shareholder Report [Line Items]
Fund Name	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Trading Symbol	QTPI
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-514-7733
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,004,048
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 29,438
InvestmentCompanyPortfolioTurnover	10.00%
C000217840
Shareholder Report [Line Items]
Fund Name	North Square Select Small Cap Fund
Class Name	Class I
Trading Symbol	ADVGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53Footnote Reference*	0.94%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,716,377
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 80,094
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$23,716,377
  Number of Portfolio Holdings33
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$80,094
  Portfolio Turnover33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments	0.4%
Health Care	3.2%
Real Estate	3.6%
Consumer Staples	4.3%
Materials	8.3%
Technology	13.7%
Financials	18.7%
Consumer Discretionary	22.0%
Industrials	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bel Fuse, Inc., Class B	5.8%
TriMas Corp.	5.0%
JBT Marel Corp.	4.7%
Nicolet Bankshares, Inc.	4.6%
Performance Food Group Co.	4.3%
Openlane, Inc.	3.8%
Legacy Housing Corp.	3.6%
Daily Journal Corp.	3.5%
First Merchants Corp.	3.5%
Pitney Bowes, Inc.	3.5%

C000205671
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class A
Trading Symbol	ORIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Spectrum Alpha Fund - Class A	Russell 2000® Index	Russell 3000® Index
May-2015	$9,424	$10,000	$10,000
May-2016	$8,293	$9,403	$10,022
May-2017	$8,859	$11,317	$11,795
May-2018	$10,971	$13,667	$13,572
May-2019	$10,757	$12,431	$13,911
May-2020	$10,885	$12,004	$15,505
May-2021	$15,611	$19,754	$22,314
May-2022	$12,642	$16,412	$21,492
May-2023	$12,357	$15,644	$21,929
May-2024	$15,846	$18,791	$27,978
May-2025	$16,140	$19,014	$31,648

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	1.86%	8.20%	5.53%
With Load	-4.00%	6.92%	4.90%
Russell 2000® Index	1.19%	9.64%	6.64%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 68,734,171
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 406,941
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,734,171 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$406,941 Portfolio Turnover19%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.4%
Exchange-Traded Funds	2.0%
Mutual Funds	97.8%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	56.2%
North Square Select Small Cap Fund, Class I	27.6%
North Square Kennedy MicroCap Fund, Class I	14.0%
iShares® Russell 2000 ETF	2.0%
First American Treasury Government Obligations Fund, Class X	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund's current prospectus, dated September 27, 2024, as supplemented on December 20, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective December 20, 2024, pursuant to a novation of the Sub-Advisory Agreement between North Square Investments, LLC and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Fund, CSM Advisors, LLC (“CSM”), an affiliate of NSI Retail, became the investment sub-adviser to the Fund and is responsible for its day-to-day portfolio management.  The novation of the Sub-Advisory Agreement occurred in connection with an internal restructuring of NSI Retail and did not result in any changes to: (i) the level of sub-advisory services provided to the Fund; (ii) the manner in which the Fund is managed or operated; (iii) the personnel who are responsible for providing sub-advisory services to the Fund, including the portfolio managers; or (iv) the terms of the Sub-Advisory Agreement, including the compensation paid to the Fund's sub-adviser

C000205673
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class I
Trading Symbol	ORIYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Spectrum Alpha Fund - Class I	Russell 2000® Index	Russell 3000® Index
May-2015	$1,000,000	$1,000,000	$1,000,000
May-2016	$882,642	$940,273	$1,002,233
May-2017	$946,420	$1,131,726	$1,179,539
May-2018	$1,175,319	$1,366,724	$1,357,195
May-2019	$1,155,725	$1,243,104	$1,391,074
May-2020	$1,172,159	$1,200,356	$1,550,539
May-2021	$1,685,960	$1,975,361	$2,231,406
May-2022	$1,367,495	$1,641,226	$2,149,203
May-2023	$1,339,074	$1,564,427	$2,192,933
May-2024	$1,724,407	$1,879,112	$2,797,809
May-2025	$1,759,279	$1,901,386	$3,164,835

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	2.02%	8.46%	5.81%
Russell 2000® Index	1.19%	9.64%	6.64%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 68,734,171
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 406,941
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,734,171 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$406,941 Portfolio Turnover19%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.4%
Exchange-Traded Funds	2.0%
Mutual Funds	97.8%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	56.2%
North Square Select Small Cap Fund, Class I	27.6%
North Square Kennedy MicroCap Fund, Class I	14.0%
iShares® Russell 2000 ETF	2.0%
First American Treasury Government Obligations Fund, Class X	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund's current prospectus, dated September 27, 2024, as supplemented on December 20, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective December 20, 2024, pursuant to a novation of the Sub-Advisory Agreement between North Square Investments, LLC and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Fund, CSM Advisors, LLC (“CSM”), an affiliate of NSI Retail, became the investment sub-adviser to the Fund and is responsible for its day-to-day portfolio management.  The novation of the Sub-Advisory Agreement occurred in connection with an internal restructuring of NSI Retail and did not result in any changes to: (i) the level of sub-advisory services provided to the Fund; (ii) the manner in which the Fund is managed or operated; (iii) the personnel who are responsible for providing sub-advisory services to the Fund, including the portfolio managers; or (iv) the terms of the Sub-Advisory Agreement, including the compensation paid to the Fund's sub-adviser

C000217841
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class A
Trading Symbol	ADVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59Footnote Reference*	0.99%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period November 1, 2024 - May 31, 2025, uncertainty in financial markets remained elevated as investors grappled with fears of a recession, despite resilient economic data. Throughout this period, Red Cedar Investment Management (RCIM) maintained a cautious but opportunistic approach, capitalizing on market volatility driven by ongoing interest rate fluctuations and heightened geopolitical tensions. By remaining skeptical of overly pessimistic economic forecasts, RCIM has been able to take advantage of opportunities in the market.

Fiscal year 2025 saw periods of elevated volatility, most notably in August 2024 and April 2025 when VIX spiked to levels typically observed only during crisis periods. The Fund’s long volatility exposure helped to mitigate downside risk by generating 270 bps of alpha during the period. Preferred Securities contributed 174 bps of alpha to outperformance. AT1’s benefitted from increased certainty after the French election and issuance in the space was met with high demand at tighter spreads. Corporate Hybrids benefitted from Moody’s decision to increase equity credit for hybrid securities from 25% to 50% earlier in the year and Institutional Preferreds also posted strong results as those securities continued to be called on their first call dates.

Security selection in securitized products enhanced returns, particularly through agency Commercial Mortgage-Backed Securities (CMBS) interest-only tranches. These securities, backed by 2020-2021 vintage loans originated at historically low rates, garnered strong demand for their extended duration and reliable income streams. In addition, select below investment grade non-agency CMBS positions also outperformed following positive loan restructuring developments.

Equity holdings emerged as another top performer. Specifically, gold miners benefitted from the global economic reordering taking place and growing unease with fiat currencies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Strategic Income Fund - Class A	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Feb-2023	$9,630	$10,000	$10,000
May-2023	$9,460	$10,216	$10,204
May-2024	$10,335	$10,488	$10,337
May-2025	$11,496	$11,165	$10,901

Average Annual Return [Table Text Block]
	7 Months	Since Inception (February 28, 2023)
North Square Strategic Income Fund - Class A (without load)	5.54%	8.18%
North Square Strategic Income Fund - Class A (with load)	1.63%	6.39%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.03%	5.01%
Bloomberg U.S. Aggregate Bond Index	1.84%	3.91%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 458,902,248
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 752,295
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$458,902,248 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$752,295 Portfolio Turnover53%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.8%
Exchange-Traded Funds	0.5%
Non U.S. Treasury	0.7%
Purchased Options	0.8%
Industrials	0.8%
Consumer Staples	1.1%
U.S. Government & Agencies	1.1%
Technology	1.2%
Health Care	1.2%
Consumer Discretionary	1.9%
Communications	2.4%
Energy	2.7%
Materials	6.4%
Utilities	7.6%
Asset Backed Securities	13.0%
Financials	16.3%
Mortgage Backed Securities	36.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fannie Mae Pool, 4.000%	1.7%
Charles Schwab Corp. (The), 5.375%	1.3%
Freddie Mac Pool, 2.000%	1.3%
Freddie Mac Pool, 6.500%	1.1%
Bank of America Corp., 5.875%	1.1%
MetLife, Inc., 3.850%	1.1%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.1%
HSBC Holdings PLC, 7.050%	1.0%
Capital One Financial Corp., 6.125%	1.0%
Ginnie Mae II Pool, 2.500%	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.  For more complete information on the change in the Adviser's advisory fees and expense limitation agreement, you may review the Fund’s prospectus, dated February 28, 2025, as supplemented on May 20, 2025, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective January 1, 2025, the Adviser reduced the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets. Additionally, the Adviser has contractually agreed to waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively. Prior to January 1, 2025, the Fund’s contractual expense limitations were 1.15% and 0.90% for the Class A shares and Class I shares, respectively.

The Fund changed it's fiscal year end to May 31.

C000217842
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class I
Trading Symbol	ADVNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44Footnote Reference*	0.74%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period November 1, 2024 - May 31, 2025, uncertainty in financial markets remained elevated as investors grappled with fears of a recession, despite resilient economic data. Throughout this period, Red Cedar Investment Management (RCIM) maintained a cautious but opportunistic approach, capitalizing on market volatility driven by ongoing interest rate fluctuations and heightened geopolitical tensions. By remaining skeptical of overly pessimistic economic forecasts, RCIM has been able to take advantage of opportunities in the market.

Fiscal year 2025 saw periods of elevated volatility, most notably in August 2024 and April 2025 when VIX spiked to levels typically observed only during crisis periods. The Fund’s long volatility exposure helped to mitigate downside risk by generating 270 bps of alpha during the period. Preferred Securities contributed 174 bps of alpha to outperformance. AT1’s benefitted from increased certainty after the French election and issuance in the space was met with high demand at tighter spreads. Corporate Hybrids benefitted from Moody’s decision to increase equity credit for hybrid securities from 25% to 50% earlier in the year and Institutional Preferreds also posted strong results as those securities continued to be called on their first call dates.

Security selection in securitized products enhanced returns, particularly through agency Commercial Mortgage-Backed Securities (CMBS) interest-only tranches. These securities, backed by 2020-2021 vintage loans originated at historically low rates, garnered strong demand for their extended duration and reliable income streams. In addition, select below investment grade non-agency CMBS positions also outperformed following positive loan restructuring developments.

Equity holdings emerged as another top performer. Specifically, gold miners benefitted from the global economic reordering taking place and growing unease with fiat currencies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Strategic Income Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
May-2015	$1,000,000	$1,000,000	$1,000,000
May-2016	$1,021,280	$1,022,445	$1,029,949
May-2017	$1,067,990	$1,036,748	$1,046,205
May-2018	$1,066,649	$1,029,564	$1,042,286
May-2019	$1,123,775	$1,088,551	$1,108,998
May-2020	$1,225,719	$1,171,280	$1,213,415
May-2021	$1,351,887	$1,179,806	$1,208,503
May-2022	$1,289,887	$1,107,111	$1,109,138
May-2023	$1,258,398	$1,101,243	$1,085,373
May-2024	$1,378,394	$1,130,597	$1,099,541
May-2025	$1,538,362	$1,203,573	$1,159,567

Average Annual Return [Table Text Block]
	7 Months	5 Years	10 Years
North Square Strategic Income Fund - Class I	5.74%	4.65%	4.40%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.03%	0.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	1.84%	-0.90%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 458,902,248
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 752,295
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$458,902,248 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$752,295 Portfolio Turnover53%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.8%
Exchange-Traded Funds	0.5%
Non U.S. Treasury	0.7%
Purchased Options	0.8%
Industrials	0.8%
Consumer Staples	1.1%
U.S. Government & Agencies	1.1%
Technology	1.2%
Health Care	1.2%
Consumer Discretionary	1.9%
Communications	2.4%
Energy	2.7%
Materials	6.4%
Utilities	7.6%
Asset Backed Securities	13.0%
Financials	16.3%
Mortgage Backed Securities	36.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fannie Mae Pool, 4.000%	1.7%
Charles Schwab Corp. (The), 5.375%	1.3%
Freddie Mac Pool, 2.000%	1.3%
Freddie Mac Pool, 6.500%	1.1%
Bank of America Corp., 5.875%	1.1%
MetLife, Inc., 3.850%	1.1%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.1%
HSBC Holdings PLC, 7.050%	1.0%
Capital One Financial Corp., 6.125%	1.0%
Ginnie Mae II Pool, 2.500%	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.  For more complete information on the change in the Adviser's advisory fees and expense limitation agreement, you may review the Fund’s prospectus, dated February 28, 2025, as supplemented on May 20, 2025, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective January 1, 2025, the Adviser reduced the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets. Additionally, the Adviser has contractually agreed to waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively. Prior to January 1, 2025, the Fund’s contractual expense limitations were 1.15% and 0.90% for the Class A shares and Class I shares, respectively.

The Fund changed it's fiscal year end to May 31.

C000224841
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class A
Trading Symbol	ETFRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$193	1.95%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class A	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2015	$9,426	$10,000	$10,000
May-2016	$8,973	$9,926	$10,022
May-2017	$10,188	$11,064	$11,795
May-2018	$10,980	$11,893	$13,572
May-2019	$11,195	$12,192	$13,911
May-2020	$10,317	$12,932	$15,505
May-2021	$13,301	$16,235	$22,314
May-2022	$13,343	$15,030	$21,492
May-2023	$12,819	$14,798	$21,929
May-2024	$14,648	$16,735	$27,978
May-2025	$14,389	$18,495	$31,648

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	-1.77%	6.88%	4.32%
With Load	-7.39%	5.62%	3.71%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 50,605,005
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 645,278
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,605,005 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$645,278 Portfolio Turnover225%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Short-Term Investments	47.7%
Exchange-Traded Funds	52.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	47.7%
Invesco QQQ Trust, Series 1	26.6%
SPDR® S&P 500® ETF Trust	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund's current prospectus, dated September 27, 2024, as supplemented on December 20, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective December 20, 2024, pursuant to a novation of the Sub-Advisory Agreement between North Square Investments, LLC and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Fund, CSM Advisors, LLC (“CSM”), an affiliate of NSI Retail, became the investment sub-adviser to the Fund and is responsible for its day-to-day portfolio management.  The novation of the Sub-Advisory Agreement occurred in connection with an internal restructuring of NSI Retail and did not result in any changes to: (i) the level of sub-advisory services provided to the Fund; (ii) the manner in which the Fund is managed or operated; (iii) the personnel who are responsible for providing sub-advisory services to the Fund, including the portfolio managers; or (iv) the terms of the Sub-Advisory Agreement, including the compensation paid to the Fund's sub-adviser.

C000224840
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class C
Trading Symbol	ETFZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.70%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class C	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,444	$9,926	$10,022
May-2017	$10,642	$11,064	$11,795
May-2018	$11,384	$11,893	$13,572
May-2019	$11,522	$12,192	$13,911
May-2020	$10,538	$12,932	$15,505
May-2021	$13,487	$16,235	$22,314
May-2022	$13,423	$15,030	$21,492
May-2023	$12,794	$14,798	$21,929
May-2024	$14,513	$16,735	$27,978
May-2025	$14,145	$18,495	$31,648

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	-2.54%	6.06%	3.53%
With Load	-3.51%	6.06%	3.53%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 50,605,005
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 645,278
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,605,005 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$645,278 Portfolio Turnover225%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Short-Term Investments	47.7%
Exchange-Traded Funds	52.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	47.7%
Invesco QQQ Trust, Series 1	26.6%
SPDR® S&P 500® ETF Trust	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund's current prospectus, dated September 27, 2024, as supplemented on December 20, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective December 20, 2024, pursuant to a novation of the Sub-Advisory Agreement between North Square Investments, LLC and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Fund, CSM Advisors, LLC (“CSM”), an affiliate of NSI Retail, became the investment sub-adviser to the Fund and is responsible for its day-to-day portfolio management.  The novation of the Sub-Advisory Agreement occurred in connection with an internal restructuring of NSI Retail and did not result in any changes to: (i) the level of sub-advisory services provided to the Fund; (ii) the manner in which the Fund is managed or operated; (iii) the personnel who are responsible for providing sub-advisory services to the Fund, including the portfolio managers; or (iv) the terms of the Sub-Advisory Agreement, including the compensation paid to the Fund's sub-adviser.

C000224839
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class I
Trading Symbol	ETFWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$169	1.70%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class I	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2015	$1,000,000	$1,000,000	$1,000,000
May-2016	$954,160	$992,648	$1,002,233
May-2017	$1,085,856	$1,106,378	$1,179,539
May-2018	$1,173,031	$1,189,289	$1,357,195
May-2019	$1,198,230	$1,219,209	$1,391,074
May-2020	$1,107,060	$1,293,192	$1,550,539
May-2021	$1,429,844	$1,623,523	$2,231,406
May-2022	$1,436,823	$1,502,987	$2,149,203
May-2023	$1,383,607	$1,479,826	$2,192,933
May-2024	$1,585,129	$1,673,529	$2,797,809
May-2025	$1,560,387	$1,849,512	$3,164,835

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	-1.56%	7.11%	4.55%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 50,605,005
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 645,278
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,605,005 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$645,278 Portfolio Turnover225%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Short-Term Investments	47.7%
Exchange-Traded Funds	52.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	47.7%
Invesco QQQ Trust, Series 1	26.6%
SPDR® S&P 500® ETF Trust	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information you may review the Fund's current prospectus, dated September 27, 2024, as supplemented on December 20, 2024, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings-2/.

Effective December 20, 2024, pursuant to a novation of the Sub-Advisory Agreement between North Square Investments, LLC and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Fund, CSM Advisors, LLC (“CSM”), an affiliate of NSI Retail, became the investment sub-adviser to the Fund and is responsible for its day-to-day portfolio management.  The novation of the Sub-Advisory Agreement occurred in connection with an internal restructuring of NSI Retail and did not result in any changes to: (i) the level of sub-advisory services provided to the Fund; (ii) the manner in which the Fund is managed or operated; (iii) the personnel who are responsible for providing sub-advisory services to the Fund, including the portfolio managers; or (iv) the terms of the Sub-Advisory Agreement, including the compensation paid to the Fund's sub-adviser.

C000224838
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class A
Trading Symbol	ETFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.55%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class A	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2015	$9,421	$10,000	$10,000
May-2016	$8,932	$9,750	$10,022
May-2017	$10,047	$11,203	$11,795
May-2018	$11,232	$12,351	$13,572
May-2019	$10,870	$12,472	$13,911
May-2020	$11,580	$13,029	$15,505
May-2021	$14,855	$17,558	$22,314
May-2022	$13,977	$16,252	$21,492
May-2023	$14,123	$16,048	$21,929
May-2024	$16,523	$18,799	$27,978
May-2025	$18,102	$21,047	$31,648

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	9.56%	9.35%	6.75%
With Load	3.28%	8.06%	6.11%
Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.73%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 531,865,371
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,519,512
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$531,865,371 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$5,519,512 Portfolio Turnover47%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	16.5%
Exchange-Traded Funds	83.6%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	16.5%
Vanguard Growth ETF	15.1%
Invesco QQQ Trust, Series 1	14.9%
SPDR® S&P 500® ETF Trust	14.4%
Vanguard Value ETF	11.4%
iShares® 3-7 Year Treasury Bond ETF	9.4%
iShares® MSCI Eurozone ETF	8.0%
Financial Select Sector SPDR® Fund	6.6%
VanEck Gold Miners ETF	3.8%

C000224836
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class C
Trading Symbol	ETFCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.30%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class C	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,407	$9,750	$10,022
May-2017	$10,502	$11,203	$11,795
May-2018	$11,656	$12,351	$13,572
May-2019	$11,199	$12,472	$13,911
May-2020	$11,841	$13,029	$15,505
May-2021	$15,064	$17,558	$22,314
May-2022	$14,067	$16,252	$21,492
May-2023	$14,110	$16,048	$21,929
May-2024	$16,382	$18,799	$27,978
May-2025	$17,817	$21,047	$31,648

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	8.76%	8.51%	5.95%
With Load	7.76%	8.51%	5.95%
Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.73%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 531,865,371
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,519,512
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$531,865,371 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$5,519,512 Portfolio Turnover47%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	16.5%
Exchange-Traded Funds	83.6%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	16.5%
Vanguard Growth ETF	15.1%
Invesco QQQ Trust, Series 1	14.9%
SPDR® S&P 500® ETF Trust	14.4%
Vanguard Value ETF	11.4%
iShares® 3-7 Year Treasury Bond ETF	9.4%
iShares® MSCI Eurozone ETF	8.0%
Financial Select Sector SPDR® Fund	6.6%
VanEck Gold Miners ETF	3.8%

C000224837
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class I
Trading Symbol	ETFOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings-2/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class I	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2015	$1,000,000	$1,000,000	$1,000,000
May-2016	$950,559	$974,991	$1,002,233
May-2017	$1,072,116	$1,120,338	$1,179,539
May-2018	$1,201,692	$1,235,083	$1,357,195
May-2019	$1,165,374	$1,247,246	$1,391,074
May-2020	$1,245,574	$1,302,937	$1,550,539
May-2021	$1,600,896	$1,755,825	$2,231,406
May-2022	$1,509,071	$1,625,221	$2,149,203
May-2023	$1,529,105	$1,604,802	$2,192,933
May-2024	$1,792,883	$1,879,925	$2,797,809
May-2025	$1,970,623	$2,104,690	$3,164,835

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	9.91%	9.61%	7.02%
Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.73%
Russell 3000® Index	13.12%	15.34%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 531,865,371
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,519,512
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$531,865,371 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$5,519,512 Portfolio Turnover47%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	16.5%
Exchange-Traded Funds	83.6%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	16.5%
Vanguard Growth ETF	15.1%
Invesco QQQ Trust, Series 1	14.9%
SPDR® S&P 500® ETF Trust	14.4%
Vanguard Value ETF	11.4%
iShares® 3-7 Year Treasury Bond ETF	9.4%
iShares® MSCI Eurozone ETF	8.0%
Financial Select Sector SPDR® Fund	6.6%
VanEck Gold Miners ETF	3.8%